Related Party Transactions (Details) - Schedule of Compensation of Key Management Personnel - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule Of Compensation Of Key Management Personnel Abstract
Director’s cash compensation	$ 77,217	$ 59,715
Director’s share-based compensation	462,721	624,263
Key management’s cash compensation	1,265,900	867,499
Key management’s share-based compensation	1,833,584	2,137,888
Total compensation of key management personnel	$ 3,639,422	$ 3,689,365